Subordinated indebtedness	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Subordinated indebtedness

Note 14	Subordinated indebtedness

The debt issues included in the table below are outstanding unsecured obligations of CIBC and its subsidiaries and are subordinated to the claims of depositors and other creditors as set out in their terms. Foreign currency denominated indebtedness funds foreign currency denominated assets. All redemptions are subject to regulatory approval.
Terms of subordinated indebtedness

$ millions, as at October 31								2024		2023
				Earliest date redeemable
Interest rate %		Contractual maturity date		At greater of Canada Yield Price (1) and par	At par	Denominated in foreign currency	Par value	Carrying value (2)	Par value	Carrying value (2)

5.75	(3)	July 11, 2024	(4)			TT$175 million	$–	$–	$36	$36
8.70		May 25, 2029	(4)				25	31	25	30
2.95	(5)(6)	June 19, 2029			June 19, 2024		–	–	1,500	1,501
2.01	(5)(7)	July 21, 2030			July 21, 2025		1,000	979	1,000	793
11.60		January 7, 2031		January 7, 1996			200	186	200	200
1.96	(5)(8)	April 21, 2031			April 21, 2026		1,000	958	1,000	1,000
10.80		May 15, 2031		May 15, 2021			150	140	150	145
4.20	(5)(9)	April 7, 2032			April 7, 2027		1,000	993	1,000	945
8.70		May 25, 2032	(4)				25	33	25	31
5.33	(5)(10)	January 20, 2033			January 20, 2028		1,000	1,060	1,000	918
5.35	(5)(11)	April 20, 2033			April 20, 2028		750	750	750	750
8.70		May 25, 2033	(4)				25	34	25	32
5.30	(5)(12)	January 16, 2034			January 16, 2029		1,250	1,250	–	–
4.90	(5)(13)	June 12, 2034			June 12, 2029		1,000	1,000	–	–
8.70		May 25, 2035	(4)				25	35	25	33
Floating	(14)	July 31, 2084			July 27, 1990	US$38 million	53	53	53	53
Floating	(15)	August 31, 2085			August 20, 1991	US$10 million	13	13	13	13
							7,516	7,515	6,802	6,480
Subordinated indebtedness sold short (held) for trading purposes							(50)	(50)	3	3
							$7,466	$7,465	$6,805	$6,483

(1)	Canada Yield Price: a price calculated at the time of redemption to provide a yield to maturity equal to the yield of a Government of Canada bond of appropriate maturity plus a pre-determined spread.
(2)	Carrying values of fixed-rate subordinated indebtedness notes reflect the impact of interest rate hedges in an effective hedge relationship.
(3)
On July 11, 2024, we redeemed all $36 million (TT$175 million) of the 5.75% Debentures due July 11, 2024, issued by FirstCaribbean International Bank (Trinidad & Tobago) Limited, guaranteed on a subordinated basis by CIBC Caribbean Bank Limited. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest thereon.

(4)	Not redeemable prior to maturity date.
(5)
Debentures are also subject to a non-viability contingent capital (NVCC) provision, necessary for the Debentures to qualify as Tier 2 regulatory capital under Basel III. As such, the Debentures are automatically converted into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines. In such an event, the Debentures are convertible into a number of common shares, determined by dividing 150% of the par value plus accrued and unpaid interest by the average common share price (as defined in the relevant prospectus supplements) subject to a minimum price of $2.50 per share (subject to adjustment in certain events as defined in the relevant prospectus supplements).

(6)
On June 19, 2024, we redeemed all $1.5 billion of our 2.95% Debentures due June 19, 2029. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, together with accrued and unpaid interest thereon.

(7)
Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.28
% above the three-month Canadian dollar bankers’ acceptance rate or an appropriate alternative rate.

(8)
Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 0.56
% above the three-month Canadian dollar bankers’ acceptance rate or an appropriate alternative rate.

(9)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 1.69%.
(10)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.37%.
(11)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.23%.
(12)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.02%.
(13)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 1.56%.
(14)
Interest rate is based on the
six-month US$ LIBOR plus 0.25%. After June 30, 2023,
we used the six-month US$ LIBOR published on Bloomberg using an unrepresentative “synthetic” methodology, as per the April 3, 2023 FCA announcement.

(15)
Interest rate is based on the six-month US$ LIBOR plus 0.125%. After June 30, 2023, we used the six-month US$ LIBOR published on Bloomberg using an unrepresentative “synthetic” methodology, as per the April 3, 2023 FCA announcement.